UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2014 – February 28, 2015

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2015

Vanguard Money Market Funds
Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	9
Federal Money Market Fund.	28
Admiral Treasury Money Market Fund.	39
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.00%
Money Market Funds Average		0.00
Institutional Shares	0.07%	0.03%
Institutional Money Market Funds Average		0.00
Money Market Funds Average and Institutional Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.01%	0.00%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.00%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Since late 2008, the Federal Reserve’s target for short-term interest rates has remained between 0% and 0.25%, a historically low figure that has resulted in minuscule returns for money market funds and savings accounts. The six months ended February 28, 2015, were no exception.

Vanguard Prime Money Market Fund returned 0.00% for Investor Shares and 0.03% for Institutional Shares, which have a lower expense ratio. Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund also each returned 0.00%.

The funds’ 7-day SEC yields were about what they were six months ago. As of February 28, yields for the Admiral Treasury Money Market Fund, Federal Money Market Fund, and Investor Shares of the Prime Money Market Fund were unchanged at 0.01%. The yield for the Prime Money Market Fund’s Institutional Shares increased to 0.07% from 0.05%.

Bonds notched positive results despite early and late retreats

The broad U.S. taxable bond market returned 2.25%, although bond prices declined over the period’s first and final months. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus programs.

Conversely, bond prices fell in February as the Fed suggested that a midyear interest rate increase was an option if the economy continued to perform well. The yield of the 10-year Treasury note ended February at 2.03%, down from 2.34% six months earlier. (Bond prices and yields move in opposite directions.)

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54%, weighed down by the weakness of foreign currencies relative to the dollar. International bonds hedged to eliminate the effect of currency exchange rates produced positive returns.

A surge in February powered U.S. stocks for the period

U.S. stocks performed solidly but unevenly over the six months. Despite declines in two of those months and flat returns in another, the broad U.S. stock market ended the period up about 6%.

The overall return was powered by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

Market Barometer
	Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

International stocks returned about –3% in dollar terms. The dollar’s strength against many foreign currencies, along with various geopolitical issues, restrained results. Stocks in emerging markets and the developed markets of the Pacific region and Europe backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Safety and liquidity remain top priorities for the funds

Although any interest rate changes hinge on the economy’s progress, the Federal Reserve has indicated that it may begin raising short-term interest rates later this year. Chairwoman Janet Yellen and other Fed officials have discussed the improve-ments in the economy and labor market, and the Fed ended its stimulative bond-buying program in October.

The funds’ negligible returns have no doubt discouraged investors, many of whom have traditionally counted on such investments for a degree of income. Of course, providing income is one of the portfolio’s objectives, but it comes third in line behind providing safety and liquidity. To that end, Vanguard’s Fixed Income Group manages the funds conservatively and invests primarily in money market securities that are rated in the two highest credit-quality categories (as determined by nationally recognized credit-rating services).

Expense Ratios
Your Fund Compared With Its Peer Group
		Investor		Institutional
		Shares Peer		Shares Peer
	Investor	Group	Institutional	Group
	Shares	Average	Shares	Average
Prime Money Market Fund	0.16%	0.17%	0.10%	0.17%
Federal Money Market Fund	0.11	0.09	—	—
Admiral Treasury Money Market Fund	0.09	0.06	—	—

The fund expense ratios shown are from the prospectus dated December 19, 2014, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2015, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.14% for Investor
Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.09%; for the Admiral Treasury Money Market Fund, 0.03%.
The expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money
Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the
reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for
the Admiral Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund Investor Shares, Money Market Funds; and for the Institutional Shares, Institutional Money
Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S.
Treasury Money Market Funds.

U.S. government securities are the focus of the Admiral Treasury Money Market Fund and Federal Money Market Fund and also represent a significant portion of the Prime Money Market Fund. Treasury securities are backed by the full faith and credit of the United States and are widely embraced whenever economic and market conditions rattle investors. The Federal Money Market Fund holds federal agency securities, which maintain nearly the same credit quality as securities issued by the U.S. government.

About a year ago, the Treasury launched a two-year floating-rate note, which the Fixed Income Group originally included in the Admiral Treasury Money Market Fund. With the notes available at bargain prices over the recent period, the advisor bought them for all three funds, with the objective of adding value to the portfolio.

Yankee/foreign issues are the Prime Money Market’s Fund largest single investment. These securities, denominated in U.S. dollars to eliminate currency risk, are from highly rated foreign issuers and do not include financial paper from economically troubled countries in southern Europe.

As we noted in last year’s annual report, the Securities and Exchange Commission has adopted a number of changes to money market regulations.

In response to the new rules, which in the future may allow a fund to impose liquidity fees and redemption limits if weekly liquid

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 28,
Money Market Fund	2015	2014	2014
Prime
Investor Shares	0.01%	0.01%	0.01%
Institutional Shares	0.07	0.05	0.06
Federal	0.01	0.01	0.01
Admiral Treasury	0.01	0.01	0.01

assets fall below 30%, the Fixed Income Group increased the Prime Money Market’s minimum percentage of weekly liquid assets to 40% to provide an additional buffer.

The vast majority of investors in Vanguard money market funds will not be affected by the changes. Although some rules must be implemented sooner, the compliance date for the core reforms is in autumn 2016, which gives investors time to find alternatives if they wish. We will report to you again as we work through the implications of these changes for our clients and our lineup of funds.

For more information about the advisor’s strategies and the funds’ positioning during the year, please see the Advisor’s Report that follows this letter.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate
investment goals.

• Balance. Develop a suitable asset
allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and
long-term discipline.

All four are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Setting an investment goal doesn’t have to be complicated. A goal can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

In many parts of the United States, it’s been an especially bitter and challenging winter, but spring is now upon us. The change of seasons can be an occasion for some financial spring cleaning. Consider taking time now to revisit your investment plan, ensuring that your objectives are clear, and making any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 13, 2015

Advisor’s Report

The extremely low interest rate environment that has prevailed since the financial crisis has made it very difficult for money market funds to deliver much in the way of income. Our funds have nevertheless continued to offer investors a conservative, high-quality, very liquid investment for their short-term savings goals or cash management needs.

For the six months ended February 28, 2015, Investor Shares of Vanguard Prime Money Market Fund returned 0.00%, while Institutional Shares, with their lower expense ratio, returned 0.03%. Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund both returned 0.00%. The average return for the peer groups of all three funds was 0.00%.

The investment environment

Over the six months, the United States remained on a different trajectory than much of the world. The Eurozone and Japan continued to grapple with anemic growth and deflationary pressures, and China saw its pace of economic expansion shift down a gear. Their central banks responded with interest rate cuts and quantitative easing aimed at reversing those trends.

In contrast, the U.S. economy continued expanding at a good clip. The United States saw sustained growth in the labor market along with an upturn in consumer confidence. The improvements paved the way for the Federal Reserve to bring its stimulative bond-buying program to a close at the end of October.

Longer-term yields nevertheless continued to move lower. Risk-averse investors, seeking a safe harbor from volatility driven by geopolitical tensions, stepped in and helped counter slackening demand from the Fed. International investors also were increasingly attracted to U.S. bonds, given their comparatively high yields and the strong dollar.

Although forward guidance from the Fed about an eventual increase in interest rates helped yields of short-term bonds move a little higher over the six months, yields of money market instruments remained at rock-bottom levels.

Management of the funds

Over the six months, we expanded our use of a relatively new offering from the U.S. Treasury Department—the 2-year floating-rate note. We began putting these notes, which trade at a spread to 3-month Treasury bills, in the Admiral Treasury Fund last year with an eye to adding some diversification to its holdings. As the pricing of these notes became more attractive, we included them in the Federal and Prime Money Market Funds as well.

In the Prime Money Market Fund, debt issued by Canadian and Australian banks remained an important avenue of diversification in our regional exposure to banks. Our ongoing credit analysis brought Japanese banks back onto our radar screen for the first time in decades because of the improvements we’ve seen in their fundamentals. On the other hand, we remained very selective regarding

European banks because of the challenges and uncertainty in the region. At the end of the period, our exposure here was limited to the debt of banks in the United Kingdom and a handful of northern European countries.

Regarding corporate debt in the Prime Money Market Fund, we increased our exposure to commercial paper of some large, high-quality oil and gas companies. Plunging oil prices prompted energy companies to issue short-term debt, as they occasionally do, giving us an opportunity to further diversify the portfolio.

We are continuing to review the changes announced last year by the Securities and Exchange Commission to regulations governing money market funds. Although many of the changes do not take effect until October 2016, our funds already meet or exceed some of the new criteria. In the Prime Money Market Fund, for example, weekly liquidity is running at about 40% of assets, notably higher than the 30% level below which liquidity fees or redemption gates could be applied in the future.

And more than 99.5% of the assets of the Admiral Treasury and Federal Money Market Funds are invested in cash, government securities, or repurchase agreements collateralized by government securities and cash, so they already meet the SEC’s new definition of a government money market fund. (The requirement previously was 80%.)

The outlook

We expect the U.S. economy to remain resilient amid the global slowdown and to continue its moderate expansion. Even though the slump in oil prices has dampened inflation, the Federal Reserve seems likely to look past the recent weakness in prices and raise the federal funds rate later this year from the emergency level it’s been at since 2008.

Although a rate increase will be a welcome development for savers and our money market funds, the pace of monetary tightening is likely to be slow, and the target rate may end up below its historical average. A rise in rates will probably bring greater market volatility as well.

As we enter the second half of the fiscal year, the average maturities of the funds are a little shorter than they were six months ago. That should give us the flexibility to invest in higher-yielding longer-term maturities if good opportunities arise.

As always, whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to produce competitive returns.

David R. Glocke, Principal

Vanguard Fixed Income Group

March 17, 2015

Prime Money Market Fund

Fund Profile
As of February 28, 2015

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.10%
7-Day SEC Yield	0.01%	0.07%
Average Weighted
Maturity	47 days	47 days

Sector Diversification (% of portfolio)
Certificates of Deposit	10.4%
Corporate Bonds	1.0
Repurchase Agreements	3.3
Sovereign Bonds	0.2
U.S. Commercial Paper	9.5
U.S. Government Obligations	17.5
U.S. Treasury Bills	14.9
Yankee/Foreign	41.5
Other	1.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 19, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.14% for Investor Shares and 0.10% for Institutional Shares. The expense ratio for the six months ended February 28, 2015, for the Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2004, Through February 28, 2015

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2005	2.31%	1.68%
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
2015	0.00	0.00
7-day SEC yield (2/28/2015): 0.01%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.01%	0.04%	1.63%
Institutional Shares	10/3/1989	0.05	0.11	1.76

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (31.9%)
2	Fannie Mae Discount Notes	0.150%	4/1/15	118,000	117,985
3	Federal Home Loan Bank Discount Notes	0.108%	3/4/15	85,000	84,999
3	Federal Home Loan Bank Discount Notes	0.090%–0.098%	3/6/15	42,000	41,999
3	Federal Home Loan Bank Discount Notes	0.083%	3/13/15	1,500,000	1,499,959
3	Federal Home Loan Bank Discount Notes	0.082%–0.177%	3/20/15	681,426	681,371
3	Federal Home Loan Bank Discount Notes	0.093%	3/25/15	200,000	199,988
3	Federal Home Loan Bank Discount Notes	0.075%–0.087%	3/27/15	1,191,467	1,191,394
3	Federal Home Loan Bank Discount Notes	0.065%–0.068%	4/15/15	349,190	349,161
3	Federal Home Loan Bank Discount Notes	0.065%	4/17/15	1,641,300	1,641,161
3	Federal Home Loan Bank Discount Notes	0.064%	4/24/15	726,176	726,106
3	Federal Home Loan Bank Discount Notes	0.140%	8/26/15	172,000	171,881
[3,4]	Federal Home Loan Banks	0.132%	3/10/15	97,500	97,500
[2,4]	Federal National Mortgage Assn.	0.141%	8/5/15	1,775,000	1,774,845
	United States Treasury Bill	0.048%	3/12/15	1,500,000	1,499,978
	United States Treasury Bill	0.046%	3/19/15	1,000,000	999,977
	United States Treasury Bill	0.048%	4/23/15	1,500,000	1,499,895
	United States Treasury Bill	0.052%	4/30/15	590,000	589,949
	United States Treasury Bill	0.053%–0.060%	5/7/15	2,300,000	2,299,758
	United States Treasury Bill	0.057%–0.060%	5/14/15	1,100,000	1,099,866
	United States Treasury Bill	0.068%–0.070%	5/21/15	1,500,000	1,499,770
	United States Treasury Bill	0.075%	6/4/15	74,000	73,985
	United States Treasury Bill	0.101%–0.102%	6/18/15	1,350,000	1,349,586
	United States Treasury Bill	0.155%	6/25/15	1,500,000	1,499,251
	United States Treasury Bill	0.130%–0.135%	7/2/15	3,265,000	3,263,531
	United States Treasury Bill	0.085%	8/13/15	3,703,000	3,701,557
	United States Treasury Floating Rate Note	0.065%	1/31/16	415,000	414,903
	United States Treasury Floating Rate Note	0.089%	4/30/16	1,041,000	1,040,927
	United States Treasury Floating Rate Note	0.090%	7/31/16	350,000	349,966
	United States Treasury Floating Rate Note	0.073%	10/31/16	2,912,200	2,909,672
	United States Treasury Floating Rate Note	0.104%	1/31/17	420,750	420,743
	United States Treasury Note/Bond	0.375%	3/15/15	1,300,000	1,300,162
	United States Treasury Note/Bond	2.500%	3/31/15	180,000	180,363
	United States Treasury Note/Bond	0.375%	4/15/15	263,000	263,099
	United States Treasury Note/Bond	0.125%	4/30/15	433,250	433,289
	United States Treasury Note/Bond	2.500%	4/30/15	2,049,750	2,057,932
	United States Treasury Note/Bond	0.250%	5/15/15	1,984,750	1,985,445

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	United States Treasury Note/Bond	4.125%	5/15/15	1,273,000	1,283,543
	United States Treasury Note/Bond	0.250%	5/31/15	1,005,000	1,005,400
	United States Treasury Note/Bond	2.125%	5/31/15	365,500	367,373
	United States Treasury Note/Bond	0.375%	6/15/15	247,750	247,922
Total U.S. Government and Agency Obligations (Cost $42,216,191)					42,216,191
Commercial Paper (27.8%)
Finance—Auto (1.8%)
	American Honda Finance Corp.	0.140%	3/9/15	148,500	148,495
	American Honda Finance Corp.	0.160%	3/23/15	128,750	128,737
	American Honda Finance Corp.	0.140%	5/6/15	65,750	65,733
	American Honda Finance Corp.	0.150%–0.160%	5/22/15	241,250	241,166
	American Honda Finance Corp.	0.140%–0.150%	5/26/15	267,500	267,406
	American Honda Finance Corp.	0.150%	6/4/15	163,000	162,935
	American Honda Finance Corp.	0.150%	6/5/15	162,500	162,435
5	BMW US Capital LLC	0.130%	4/22/15	26,000	25,995
5	BMW US Capital LLC	0.140%	4/27/15	30,000	29,993
5	BMW US Capital LLC	0.150%	5/18/15	25,000	24,992
5	BMW US Capital LLC	0.150%	5/19/15	33,000	32,989
5	BMW US Capital LLC	0.160%	6/22/15	5,000	4,998
5	BMW US Capital LLC	0.160%	6/23/15	36,500	36,482
5	BMW US Capital LLC	0.160%	6/25/15	129,000	128,934
4	Toyota Motor Credit Corp.	0.232%	3/12/15	193,000	193,000
4	Toyota Motor Credit Corp.	0.222%	4/2/15	148,500	148,500
4	Toyota Motor Credit Corp.	0.212%	4/27/15	121,000	121,000
4	Toyota Motor Credit Corp.	0.219%	5/6/15	174,000	174,000
4	Toyota Motor Credit Corp.	0.231%	6/1/15	223,000	223,000
	Toyota Motor Credit Corp.	0.290%	8/3/15	74,000	73,908
					2,394,698
Finance—Other (1.1%)
	General Electric Capital Corp.	0.200%	3/25/15	99,000	98,987
	General Electric Capital Corp.	0.220%	5/4/15	37,500	37,485
4	General Electric Capital Corp.	0.231%	6/9/15	396,000	396,000
	General Electric Capital Corp.	0.280%	8/3/15	160,000	159,807
	General Electric Capital Corp.	0.280%	8/4/15	248,000	247,699
	General Electric Capital Corp.	0.270%	8/24/15	198,000	197,739
	General Electric Capital Corp.	0.301%	9/17/15	38,750	38,685
	General Electric Capital Corp.	0.301%	9/24/15	115,250	115,051
5	John Deere Financial Inc.	0.070%	3/4/15	15,500	15,500
5	John Deere Financial Inc.	0.100%	3/16/15	85,000	84,997
5	Old Line Funding LLC	0.180%	5/18/15	37,000	36,986
					1,428,936
Foreign Banks (15.2%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.241%	3/5/15	134,000	134,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.241%	3/5/15	226,000	226,000
5	Australia & New Zealand Banking Group, Ltd.	0.140%	4/27/15	47,500	47,489
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.241%	5/7/15	247,000	246,998
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.238%	5/14/15	247,500	247,497
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.222%	7/27/15	190,000	189,996
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.230%	8/4/15	376,000	376,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.252%	10/27/15	228,000	227,992
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.261%	11/3/15	376,000	376,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.283%	1/15/16	496,000	495,978
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.282%	1/29/16	217,500	217,500
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.282%	1/29/16	297,000	297,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.278%	2/2/16	200,000	200,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.244%	3/16/15	193,000	193,000
[4,5]	Commonwealth Bank of Australia	0.252%	3/23/15	500,000	500,000
[4,5]	Commonwealth Bank of Australia	0.250%	3/30/15	530,000	529,999
[4,5]	Commonwealth Bank of Australia	0.254%	5/22/15	112,500	112,500
[4,5]	Commonwealth Bank of Australia	0.231%	6/3/15	347,000	346,995
[4,5]	Commonwealth Bank of Australia	0.262%	10/2/15	50,000	50,000
[4,5]	Commonwealth Bank of Australia	0.256%	10/6/15	189,000	189,000
[4,5]	Commonwealth Bank of Australia	0.254%	10/7/15	115,000	115,000
[4,5]	Commonwealth Bank of Australia	0.252%	10/9/15	348,000	348,000
[4,5]	Commonwealth Bank of Australia	0.257%	10/13/15	297,000	297,000
[4,5]	Commonwealth Bank of Australia	0.256%	10/14/15	276,000	276,000
[4,5]	Commonwealth Bank of Australia	0.271%	1/29/16	300,000	299,986
[4,5]	Commonwealth Bank of Australia	0.272%	2/8/16	150,000	149,993
[4,5]	Commonwealth Bank of Australia	0.271%	2/19/16	217,000	216,991
[4,5]	Commonwealth Bank of Australia	0.272%	2/22/16	55,000	54,998
5	DNB Bank ASA	0.200%	3/16/15	500,000	499,958
5	DNB Bank ASA	0.200%	3/20/15	92,400	92,390
5	DNB Bank ASA	0.185%	4/1/15	500,000	499,920
5	DNB Bank ASA	0.185%	4/7/15	620,000	619,882
5	DNB Bank ASA	0.205%	5/26/15	450,000	449,780
5	DNB Bank ASA	0.205%	5/27/15	430,000	429,787
	Lloyds Bank plc	0.060%	3/2/15	2,500,000	2,499,996
[4,5]	National Australia Bank Ltd.	0.253%	6/18/15	240,000	239,995
5	National Australia Bank Ltd.	0.270%	8/25/15	1,000,000	998,672
5	Nordea Bank AB	0.225%	3/24/15	480,000	479,931
5	Skandinaviska Enskilda Banken AB	0.180%	3/12/15	39,000	38,998
5	Skandinaviska Enskilda Banken AB	0.225%	5/21/15	471,500	471,261
5	Skandinaviska Enskilda Banken AB	0.225%	5/22/15	471,500	471,258
5	Skandinaviska Enskilda Banken AB	0.225%	5/26/15	257,000	256,862
	Swedbank AB	0.195%	3/3/15	129,000	128,999
	Swedbank AB	0.195%	3/4/15	196,000	195,997
	Swedbank AB	0.195%	3/5/15	200,000	199,996
	Swedbank AB	0.195%	3/6/15	200,000	199,995
	Swedbank AB	0.195%	3/9/15	156,000	155,993
	Swedbank AB	0.210%	3/24/15	198,000	197,973
	Swedbank AB	0.210%	3/26/15	198,000	197,971
	Swedbank AB	0.210%	3/27/15	24,000	23,996
[4,5]	Westpac Banking Corp.	0.241%	3/5/15	100,000	100,000
[4,5]	Westpac Banking Corp.	0.242%	3/13/15	42,350	42,350
[4,5]	Westpac Banking Corp.	0.251%	4/9/15	208,000	208,005
[4,5]	Westpac Banking Corp.	0.231%	6/9/15	325,000	324,996
[4,5]	Westpac Banking Corp.	0.233%	6/15/15	245,000	245,000
[4,5]	Westpac Banking Corp.	0.233%	6/17/15	250,000	250,000
5	Westpac Banking Corp.	0.240%	6/19/15	400,000	399,707
[4,5]	Westpac Banking Corp.	0.241%	7/10/15	200,000	199,997
[4,5]	Westpac Banking Corp.	0.261%	9/2/15	428,000	427,991
[4,5]	Westpac Banking Corp.	0.259%	9/4/15	500,000	499,989
[4,5]	Westpac Banking Corp.	0.263%	9/15/15	695,000	694,983
[4,5]	Westpac Banking Corp.	0.261%	10/9/15	380,000	380,000
					20,084,540
Foreign Governments (1.5%)
5	CDP Financial Inc.	0.200%	5/20/15	59,000	58,974
5	CDP Financial Inc.	0.230%	7/2/15	84,250	84,184
5	CDP Financial Inc.	0.230%	7/20/15	124,000	123,888
5	CDP Financial Inc.	0.230%	7/21/15	70,250	70,186
5	CDP Financial Inc.	0.230%	7/23/15	24,750	24,727

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
6 CPPIB Capital Inc.	0.140%	3/2/15	86,500	86,500
6 CPPIB Capital Inc.	0.140%	3/9/15	100,000	99,997
6 CPPIB Capital Inc.	0.140%	4/23/15	47,800	47,790
6 CPPIB Capital Inc.	0.140%	4/29/15	125,000	124,971
6 CPPIB Capital Inc.	0.140%	5/5/15	172,750	172,706
6 CPPIB Capital Inc.	0.140%	5/6/15	163,250	163,208
6 CPPIB Capital Inc.	0.140%	5/7/15	55,000	54,986
6 CPPIB Capital Inc.	0.140%	5/14/15	72,500	72,479
6 CPPIB Capital Inc.	0.140%	5/19/15	18,000	17,994
6 CPPIB Capital Inc.	0.140%	5/20/15	62,000	61,981
6 CPPIB Capital Inc.	0.140%	5/21/15	54,500	54,483
6 CPPIB Capital Inc.	0.140%–0.160%	5/26/15	129,900	129,856
6 CPPIB Capital Inc.	0.140%	5/27/15	63,500	63,479
6 PSP Capital Inc.	0.160%	3/5/15	17,750	17,750
6 PSP Capital Inc.	0.150%	3/19/15	12,220	12,219
6 PSP Capital Inc.	0.180%	5/5/15	20,000	19,994
6 PSP Capital Inc.	0.160%	5/11/15	40,000	39,987
6 PSP Capital Inc.	0.160%	5/12/15	29,000	28,991
6 PSP Capital Inc.	0.180%	6/10/15	25,000	24,987
6 PSP Capital Inc.	0.180%	6/17/15	21,750	21,738
6 PSP Capital Inc.	0.240%	8/17/15	29,500	29,467
6 PSP Capital Inc.	0.240%	8/19/15	25,000	24,972
6 PSP Capital Inc.	0.240%	8/20/15	79,000	78,909
6 PSP Capital Inc.	0.270%	9/17/15	99,000	98,851
6 PSP Capital Inc.	0.270%	9/21/15	39,500	39,440
5 Quebec	0.100%	3/2/15	25,300	25,300
5 Quebec	0.130%	5/28/15	24,686	24,678
5 Quebec	0.130%	6/2/15	50,000	49,983
				2,049,655
Foreign Industrial (1.7%)
5 GlaxoSmithKline Finance plc	0.080%–0.090%	3/2/15	317,000	316,999
5 John Deere Bank SA	0.090%	3/5/15	97,000	96,999
5 Nestle Capital Corp.	0.250%	7/15/15	495,000	494,533
5 Nestle Capital Corp.	0.250%	7/17/15	247,500	247,263
Nestle Finance International Ltd.	0.150%	6/9/15	100,000	99,958
Nestle Finance International Ltd.	0.150%	6/10/15	230,000	229,903
Nestle Finance International Ltd.	0.150%	6/11/15	50,000	49,979
Nestle Finance International Ltd.	0.150%	6/12/15	100,000	99,957
Nestle Finance International Ltd.	0.150%	6/15/15	150,000	149,934
Nestle Finance International Ltd.	0.150%	6/18/15	108,000	107,951
Nestle Finance International Ltd.	0.150%	6/19/15	50,000	49,977
5 Reckitt Benckiser Treasury Services plc	0.180%	6/12/15	44,500	44,477
5 Siemens Capital Co. LLC	0.100%	3/18/15	100,000	99,995
Toyota Credit Canada Inc.	0.240%	3/9/15	64,500	64,497
Toyota Credit Canada Inc.	0.220%	4/20/15	50,000	49,985
Toyota Credit Canada Inc.	0.311%	8/10/15	19,000	18,973
5 Walt Disney Co.	0.130%	3/23/15	100,000	99,992
				2,321,372
Industrial (6.5%)
5 3M Co.	0.100%	3/18/15	194,000	193,991
Caterpillar Financial Services Corp.	0.080%	3/5/15	46,000	46,000
Caterpillar Financial Services Corp.	0.130%–0.140%	5/7/15	375,000	374,905
5 Chevron Corp.	0.140%	3/6/15	400,000	399,992
5 Chevron Corp.	0.160%	3/23/15	100,000	99,990
5 Chevron Corp.	0.160%	3/24/15	25,000	24,997
5 Chevron Corp.	0.120%	5/5/15	32,500	32,493

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
5 Chevron Corp.	0.120%	5/7/15	284,200	284,137
5 Chevron Corp.	0.150%	6/11/15	150,000	149,936
5 Chevron Corp.	0.150%	6/15/15	150,000	149,934
5 Chevron Corp.	0.150%	6/17/15	150,000	149,932
5 Chevron Corp.	0.150%	6/18/15	122,000	121,945
5 Chevron Corp.	0.150%	6/24/15	108,500	108,448
5 Emerson Electric Co.	0.210%	3/24/15	35,850	35,845
5 Emerson Electric Co.	0.210%	3/25/15	11,000	10,998
5 Emerson Electric Co.	0.210%	3/31/15	50,000	49,991
5 Emerson Electric Co.	0.120%	4/28/15	50,000	49,990
Exxon Mobil Corp.	0.080%	3/9/15	73,000	72,999
Exxon Mobil Corp.	0.100%	3/11/15	100,000	99,997
Exxon Mobil Corp.	0.100%	3/12/15	100,000	99,997
Exxon Mobil Corp.	0.100%	3/16/15	250,000	249,990
Exxon Mobil Corp.	0.130%	5/7/15	150,000	149,964
Exxon Mobil Corp.	0.150%	6/11/15	450,000	449,809
Exxon Mobil Corp.	0.150%	6/12/15	75,000	74,968
Exxon Mobil Corp.	0.150%	6/15/15	75,000	74,967
Exxon Mobil Corp.	0.150%	6/17/15	200,000	199,910
Exxon Mobil Corp.	0.150%	6/18/15	100,000	99,955
Exxon Mobil Corp.	0.155%	6/23/15	100,000	99,951
5 Henkel of America Inc.	0.100%–0.110%	3/2/15	62,000	62,000
5 Honeywell International Inc.	0.130%	5/28/15	36,000	35,989
5 John Deere Capital Corp.	0.080%–0.090%	3/11/15	86,500	86,498
5 Novartis Finance Corp.	0.090%	3/5/15	110,000	109,999
5 Novartis Finance Corp.	0.090%–0.100%	3/9/15	73,250	73,248
5 Novartis Finance Corp.	0.100%	3/16/15	55,000	54,998
5 Novartis Finance Corp.	0.100%	3/18/15	18,250	18,249
5 Pfizer Inc	0.150%	7/2/15	218,000	217,888
5 Syngenta Wilmington Inc.	0.090%	3/4/15	50,000	50,000
5 The Coca-Cola Co.	0.200%	3/9/15	198,000	197,991
5 The Coca-Cola Co.	0.200%	3/10/15	99,500	99,495
5 The Coca-Cola Co.	0.200%	3/12/15	49,500	49,497
5 The Coca-Cola Co.	0.200%	3/13/15	116,000	115,992
5 The Coca-Cola Co.	0.200%	3/16/15	124,000	123,990
5 The Coca-Cola Co.	0.200%	3/18/15	50,000	49,995
5 The Coca-Cola Co.	0.200%	3/19/15	50,000	49,995
5 The Coca-Cola Co.	0.200%	3/23/15	127,000	126,984
5 The Coca-Cola Co.	0.210%	3/25/15	174,000	173,976
5 The Coca-Cola Co.	0.190%	4/9/15	73,500	73,485
5 The Coca-Cola Co.	0.190%–0.200%	4/10/15	104,000	103,978
5 The Coca-Cola Co.	0.190%	4/16/15	124,000	123,970
5 The Coca-Cola Co.	0.220%	4/21/15	50,000	49,984
5 The Coca-Cola Co.	0.190%–0.220%	4/22/15	150,000	149,953
5 The Coca-Cola Co.	0.210%	5/12/15	25,000	24,990
5 The Coca-Cola Co.	0.160%	6/24/15	36,500	36,481
5 The Coca-Cola Co.	0.210%	7/16/15	150,000	149,880
5 The Coca-Cola Co.	0.210%	7/17/15	148,500	148,380
5 The Coca-Cola Co.	0.210%	7/20/15	200,000	199,835
5 The Coca-Cola Co.	0.200%	7/21/15	90,500	90,429
5 The Coca-Cola Co.	0.250%	8/6/15	184,400	184,198
5 The Coca-Cola Co.	0.250%	8/7/15	98,750	98,641
5 The Coca-Cola Co.	0.230%	8/17/15	40,000	39,957
5 The Coca-Cola Co.	0.290%	9/3/15	123,500	123,315
5 The Coca-Cola Co.	0.290%	9/4/15	148,500	148,276
5 The Coca-Cola Co.	0.280%	9/10/15	99,250	99,101
5 The Coca-Cola Co.	0.280%	9/11/15	25,000	24,962

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
5 The Coca-Cola Co.	0.270%	9/17/15	99,000	98,851
5 The Coca-Cola Co.	0.291%–0.300%	9/23/15	297,000	296,496
5 The Coca-Cola Co.	0.291%	9/24/15	223,000	222,628
5 The Coca-Cola Co.	0.280%	9/25/15	99,000	98,840
5 United Technologies Corp.	0.090%	3/18/15	200,000	199,991
5 United Technologies Corp.	0.090%	3/20/15	113,000	112,995
				8,552,431
Total Commercial Paper (Cost $36,831,632)				36,831,632
Certificates of Deposit (32.8%)
Domestic Banks (8.1%)
Citibank NA	0.210%	3/17/15	330,000	330,000
Citibank NA	0.220%	5/14/15	500,000	500,000
Citibank NA	0.220%	5/15/15	550,000	550,000
Citibank NA	0.210%	5/22/15	99,000	99,000
JPMorgan Chase Bank NA	0.180%	3/10/15	1,000,000	1,000,000
JPMorgan Chase Bank NA	0.190%	3/18/15	400,000	400,000
JPMorgan Chase Bank NA	0.190%	3/20/15	250,000	250,000
JPMorgan Chase Bank NA	0.200%	4/2/15	1,080,000	1,080,000
4 State Street Bank & Trust Co.	0.214%	4/22/15	750,000	750,000
4 State Street Bank & Trust Co.	0.213%	5/14/15	532,000	532,000
4 State Street Bank & Trust Co.	0.231%	6/1/15	220,000	220,000
4 State Street Bank & Trust Co.	0.252%	7/13/15	500,000	500,000
4 Wells Fargo Bank NA	0.241%	3/3/15	480,000	480,000
4 Wells Fargo Bank NA	0.241%	3/24/15	400,000	400,000
4 Wells Fargo Bank NA	0.241%	4/1/15	160,000	160,000
Wells Fargo Bank NA	0.230%	4/8/15	45,000	45,000
4 Wells Fargo Bank NA	0.253%	5/15/15	420,000	420,000
4 Wells Fargo Bank NA	0.250%	6/4/15	70,000	70,000
4 Wells Fargo Bank NA	0.253%	8/17/15	370,000	370,000
4 Wells Fargo Bank NA	0.272%	10/30/15	895,000	895,000
4 Wells Fargo Bank NA	0.272%	11/24/15	495,000	495,000
4 Wells Fargo Bank NA	0.294%	1/20/16	250,000	250,000
4 Wells Fargo Bank NA	0.292%	1/27/16	375,000	375,000
4 Wells Fargo Bank NA	0.290%	2/4/16	495,000	495,000
				10,666,000
Eurodollar Certificates of Deposit (2.2%)
Commonwealth Bank of Australia	0.210%	4/10/15	165,000	165,000
4 National Australia Bank Ltd.	0.240%	3/4/15	500,000	500,000
4 National Australia Bank Ltd.	0.242%	3/11/15	630,000	630,000
4 National Australia Bank Ltd.	0.231%	4/9/15	840,000	840,000
4 National Australia Bank Ltd.	0.233%	4/21/15	200,000	200,000
4 National Australia Bank Ltd.	0.233%	4/22/15	535,000	535,000
				2,870,000
Yankee Certificates of Deposit (22.5%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.236%	3/9/15	50,000	50,000
Bank of Montreal (Chicago Branch)	0.170%	3/10/15	750,000	750,000
Bank of Montreal (Chicago Branch)	0.200%	5/5/15	500,000	500,000
Bank of Montreal (Chicago Branch)	0.180%	5/11/15	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.230%	3/11/15	860,000	860,000
Bank of Nova Scotia (Houston Branch)	0.210%	4/20/15	380,000	380,000
4 Bank of Nova Scotia (Houston Branch)	0.231%	6/1/15	600,000	600,000
4 Bank of Nova Scotia (Houston Branch)	0.231%	6/8/15	1,013,500	1,013,500
Bank of Nova Scotia (Houston Branch)	0.260%	7/1/15	30,000	30,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Bank of Nova Scotia (Houston Branch)	0.243%	9/17/15	415,000	415,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.250%	4/27/15	750,000	750,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.250%	5/1/15	800,000	800,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.250%	5/5/15	990,000	990,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.270%	5/26/15	750,000	750,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.160%	3/9/15	396,000	396,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	0.232%	4/13/15	400,000	400,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.190%	5/4/15	186,000	186,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.150%	5/20/15	200,000	200,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.200%	5/20/15	100,000	100,001
Canadian Imperial Bank of Commerce
(New York Branch)	0.180%	5/21/15	250,000	250,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.180%	5/22/15	100,000	100,000
4 Commonwealth Bank of Australia
(New York Branch)	0.272%	2/24/16	72,500	72,500
DNB Bank ASA (New York Branch)	0.200%	3/20/15	200,000	200,000
DNB Bank ASA (New York Branch)	0.190%	3/23/15	200,000	199,999
DNB Bank ASA (New York Branch)	0.200%	5/1/15	225,000	225,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/23/15	1,000,000	999,997
Nordea Bank Finland plc (New York Branch)	0.215%	5/1/15	455,000	454,996
Nordea Bank Finland plc (New York Branch)	0.240%	5/26/15	765,000	764,991
Rabobank Nederland (New York Branch)	0.180%	3/16/15	680,000	680,000
Rabobank Nederland (New York Branch)	0.215%	3/23/15	95,000	95,000
4 Rabobank Nederland (New York Branch)	0.216%	4/2/15	750,000	750,000
4 Rabobank Nederland (New York Branch)	0.216%	4/9/15	750,000	750,000
4 Rabobank Nederland (New York Branch)	0.221%	5/8/15	472,000	471,996
Rabobank Nederland (New York Branch)	0.220%	5/21/15	518,000	518,000
Rabobank Nederland (New York Branch)	0.220%	5/29/15	300,000	300,000
4 Royal Bank of Canada (New York Branch)	0.250%	3/4/15	497,000	497,000
4 Royal Bank of Canada (New York Branch)	0.251%	3/24/15	300,000	300,000
4 Royal Bank of Canada (New York Branch)	0.212%	4/27/15	380,000	380,000
4 Royal Bank of Canada (New York Branch)	0.226%	6/3/15	1,340,000	1,340,000
4 Royal Bank of Canada (New York Branch)	0.243%	9/18/15	541,250	541,250
Skandinaviska Enskilda Banken
(New York Branch)	0.180%	4/8/15	1,000,000	999,995
Skandinaviska Enskilda Banken
(New York Branch)	0.180%	4/9/15	500,000	499,997
Svenska HandelsBanken (New York Branch)	0.170%	3/2/15	835,000	835,000
Svenska HandelsBanken (New York Branch)	0.220%	3/12/15	650,000	650,000
Svenska HandelsBanken (New York Branch)	0.220%	3/19/15	485,000	485,000
Svenska HandelsBanken (New York Branch)	0.190%	4/2/15	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.200%	4/6/15	188,000	188,000
Svenska HandelsBanken (New York Branch)	0.195%	4/8/15	495,000	495,000
Svenska HandelsBanken (New York Branch)	0.195%	4/9/15	300,000	300,000
Svenska HandelsBanken (New York Branch)	0.230%	5/21/15	198,000	198,000
4 Swedbank AB (New York Branch)	0.233%	4/15/15	1,200,000	1,200,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Toronto Dominion Bank (New York Branch)	0.210%	4/2/15	76,000	76,000
	Toronto Dominion Bank (New York Branch)	0.180%	4/6/15	930,000	930,000
	Toronto Dominion Bank (New York Branch)	0.215%	4/29/15	200,000	200,000
	Toronto Dominion Bank (New York Branch)	0.215%	5/1/15	320,000	320,000
4	Toronto Dominion Bank (New York Branch)	0.233%	5/18/15	400,000	400,000
	Toronto Dominion Bank (New York Branch)	0.200%	5/19/15	225,000	225,000
4	Toronto Dominion Bank (New York Branch)	0.244%	6/8/15	296,000	296,000
4	Toronto Dominion Bank (New York Branch)	0.243%	6/17/15	205,000	205,000
4	Toronto Dominion Bank (New York Branch)	0.241%	9/3/15	650,000	650,000
4	Toronto Dominion Bank (New York Branch)	0.263%	9/17/15	36,500	36,504
4	Toronto Dominion Bank (New York Branch)	0.244%	9/21/15	600,000	600,000
4	Westpac Banking Corp. (New York Branch)	0.243%	7/16/15	200,000	199,996
					29,850,722
Total Certificates of Deposit (Cost $43,386,722)					43,386,722
Other Notes (1.3%)
	Bank of America NA	0.200%	4/1/15	148,000	148,000
	Bank of America NA	0.200%	4/6/15	297,000	297,000
	Bank of America NA	0.220%	5/11/15	181,000	181,000
	Bank of America NA	0.230%	6/3/15	297,000	297,000
4	US Bank National Assn.	0.209%	5/4/15	758,000	758,000
Total Other Notes (Cost $1,681,000)					1,681,000
Repurchase Agreements (3.2%)
	Bank of Nova Scotia
	(Dated 2/27/15, Repurchase Value
	$143,001,000, collateralized by
	U.S. Treasury Note/Bond 1.625%,
	7/31/19, with a value of $145,860,000)	0.060%	3/2/15	143,000	143,000
	Federal Reserve Bank of New York
	(Dated 2/27/15, Repurchase Value
	$2,814,012,000, collateralized by
	U.S. Treasury Note/Bond 1.625%–
	2.125%, 8/15/21–11/15/22, with a
	value of $2,814,012,000)	0.050%	3/2/15	2,814,000	2,814,000
	Federal Reserve Bank of New York
	(Dated 2/27/15, Repurchase Value
	$1,336,016,000, collateralized by
	U.S. Treasury Note/Bond 1.625%–
	4.625%, 2/28/18–2/15/40, with a
	value of $1,336,009,000)	0.060%	3/5/15	1,336,000	1,336,000
Total Repurchase Agreements (Cost $4,293,000)					4,293,000
Corporate Bonds (1.0%)
Finance (0.0%)
[4,6]	Commonwealth Bank of Australia	1.043%	9/18/15	56,550	56,796

Industrial (1.0%)
4	Toyota Motor Credit Corp.	0.388%	3/10/15	24,635	24,636
4	Toyota Motor Credit Corp.	0.393%	9/18/15	8,520	8,526
4	Toyota Motor Credit Corp.	0.253%	10/29/15	266,000	266,000
4	Toyota Motor Credit Corp.	0.238%	6/10/15	596,000	596,000
4	Toyota Motor Credit Corp.	0.261%	8/26/15	385,000	385,000
					1,280,162
Total Corporate Bonds (Cost $1,336,958)					1,336,958

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Domestic Banks (0.2%)
4	Province of Ontario	0.405%	4/1/15	176,000	176,028
	Province of Ontario	2.700%	6/16/15	49,500	49,867
Total Sovereign Bonds (Cost $225,895)					225,895
Taxable Municipal Bonds (0.3%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.130%	3/2/15	18,105	18,105
[6,7]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.130%	3/2/15	9,660	9,660
[6,7]	BlackRock Municipal Income Trust
	TOB VRDO	0.130%	3/2/15	207,000	207,000
[6,7]	BlackRock MuniHoldings Fund II, Inc.
	TOB VRDO	0.130%	3/2/15	40,385	40,385
[6,7]	BlackRock MuniHoldings Fund, Inc.
	TOB VRDO	0.130%	3/2/15	19,165	19,165
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.130%	3/2/15	38,905	38,905
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.130%	3/2/15	100,000	100,000
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.130%	3/2/15	12,910	12,910
[6,7]	BlackRock Strategic Municipal Trust
	TOB VRDO	0.130%	3/2/15	9,820	9,820
[6,7]	Los Angeles CA Department of Water
	& Power Revenue TOB VRDO	0.180%	3/6/15	13,000	13,000
6	Massachusetts Transportation Fund
	Revenue TOB VRDO	0.180%	3/6/15	13,100	13,100
6	Seattle WA Municipal Light & Power
	Revenue TOB VRDO	0.180%	3/6/15	6,400	6,400
Total Taxable Municipal Bonds (Cost $488,450)					488,450
Total Investments (98.5%) (Cost $130,459,848)					130,459,848
Other Assets and Liabilities (1.5%)
Other Assets					2,255,993
Liabilities					(290,662)
					1,965,331
Net Assets (100%)					132,425,179

Prime Money Market Fund

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	132,422,910
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Gains	2,270
Net Assets	132,425,179

Investor Shares—Net Assets
Applicable to 102,513,325,743 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,524,665
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 29,899,020,360 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,900,514
Net Asset Value Per Share—Institutional Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2015, the aggregate value of these securities was $25,026,687,000, representing 18.9% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $2,120,762,000, representing 1.6% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Obligation Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	100,632
Total Income	100,632
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,714
Management and Administrative—Investor Shares	66,862
Management and Administrative—Institutional Shares	10,528
Marketing and Distribution—Investor Shares	12,090
Marketing and Distribution—Institutional Shares	3,434
Custodian Fees	716
Shareholders’ Reports—Investor Shares	260
Shareholders’ Reports—Institutional Shares	92
Trustees’ Fees and Expenses	62
Total Expenses	95,758
Expense Reduction—Note B	(8,126)
Net Expenses	87,632
Net Investment Income	13,000
Realized Net Gain (Loss) on Investment Securities Sold	844
Net Increase (Decrease) in Net Assets Resulting from Operations	13,844
1 Interest income from an affiliated company of the fund was $217,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,000	25,597
Realized Net Gain (Loss)	844	1,258
Net Increase (Decrease) in Net Assets Resulting from Operations	13,844	26,855
Distributions
Net Investment Income
Investor Shares	(5,098)	(10,239)
Institutional Shares	(7,903)	(15,358)
Realized Capital Gain[1]
Investor Shares	—	(8,860)
Institutional Shares	—	(2,363)
Total Distributions	(13,001)	(36,820)
Capital Share Transactions (at $1.00 per share)
Investor Shares	613,548	(241,205)
Institutional Shares	1,201,271	1,686,487
Net Increase (Decrease) from Capital Share Transactions	1,814,819	1,445,282
Total Increase (Decrease)	1,815,662	1,435,317
Net Assets
Beginning of Period	130,609,517	129,174,200
End of Period	132,425,179	130,609,517
1 Includes fiscal 2014 short-term gain distributions totaling $11,223,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	Februrary 28,	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0002	.0004	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0002	.0004	.001	.001
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	(.0000)[1]	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.00%	0.02%	0.02%	0.04%	0.06%	0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,525	$101,910	$102,160	$90,212	$92,404	$88,684
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.14%[3]	0.16%[3]	0.16%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.04%	0.06%	0.08%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2015, 0.16% for 2014, and 0.17% for 2013.
See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	Februrary 28,	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.001	.002	.002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.001)	(.001)	(.002)	(.002)
Distributions from Realized Capital Gains	—	(.000)[1]	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.001)	(.002)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.06%	0.07%	0.11%	0.17%	0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,901	$28,699	$27,015	$24,543	$21,739	$19,107
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.05%	0.05%	0.07%	0.11%	0.17%	0.22%
The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.001 per share.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board

Prime Money Market Fund

of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $12,395,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2015, Vanguard’s expenses were reduced by $8,126,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Prime Money Market Fund

D. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,684,878	68,684,877	130,693,911	130,693,911
Issued in Lieu of Cash Distributions	4,975	4,975	18,799	18,799
Redeemed	(68,076,305)	(68,076,305)	(130,953,915)	(130,953,915)
Net Increase (Decrease)—Investor Shares	613,548	613,547	(241,205)	(241,205)
Institutional Shares
Issued	10,241,955	10,241,955	17,139,226	17,139,226
Issued in Lieu of Cash Distributions	7,719	7,719	17,388	17,388
Redeemed	(9,048,403)	(9,048,403)	(15,470,127)	(15,470,127)
Net Increase (Decrease)—Institutional Shares	1,201,271	1,201,271	1,686,487	1,686,487

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2015

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	49 days

Sector Diversification (% of portfolio)
Repurchase Agreements	5.1%
U.S. Government Obligations	93.0
U.S. Treasury Bills	1.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in
Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2004, Through February 28, 2015
		US Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2005	2.26%	1.73%
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
2015	0.00	0.00

7-day SEC yield (2/28/2015): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	0.01%	1.57%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (94.6%)
2	Fannie Mae Discount Notes	0.070%–0.110%	3/2/15	54,409	54,409
2	Fannie Mae Discount Notes	0.070%–0.100%	3/3/15	14,600	14,600
2	Fannie Mae Discount Notes	0.090%–0.100%	3/4/15	20,902	20,902
2	Fannie Mae Discount Notes	0.080%–0.090%	3/11/15	13,832	13,832
2	Fannie Mae Discount Notes	0.070%–0.160%	3/16/15	52,964	52,961
2	Fannie Mae Discount Notes	0.075%–0.110%	3/18/15	18,390	18,389
2	Fannie Mae Discount Notes	0.080%–0.090%	3/25/15	11,327	11,326
2	Fannie Mae Discount Notes	0.090%–0.120%	4/1/15	2,037	2,037
2	Fannie Mae Discount Notes	0.070%–0.100%	4/6/15	27,930	27,928
2	Fannie Mae Discount Notes	0.090%–0.100%	4/8/15	6,485	6,484
2	Fannie Mae Discount Notes	0.110%	4/13/15	6,610	6,609
2	Fannie Mae Discount Notes	0.150%–0.180%	4/15/15	9,300	9,298
2	Fannie Mae Discount Notes	0.070%	4/27/15	10,300	10,299
2	Fannie Mae Discount Notes	0.070%–0.180%	5/1/15	7,521	7,520
2	Fannie Mae Discount Notes	0.140%	5/4/15	21,500	21,495
2	Fannie Mae Discount Notes	0.130%	5/6/15	40,000	39,990
2	Fannie Mae Discount Notes	0.150%	5/18/15	5,400	5,398
2	Fannie Mae Discount Notes	0.070%	5/20/15	3,200	3,199
2	Fannie Mae Discount Notes	0.055%	5/29/15	65,520	65,511
2	Fannie Mae Discount Notes	0.070%–0.150%	6/1/15	76,375	76,348
2	Fannie Mae Discount Notes	0.160%	6/2/15	3,200	3,199
2	Fannie Mae Discount Notes	0.180%	6/17/15	6,000	5,997
2	Fannie Mae Discount Notes	0.180%	9/1/15	25,000	24,977
3	Federal Home Loan Bank Discount Notes	0.090%–0.110%	3/3/15	2,796	2,796
3	Federal Home Loan Bank Discount Notes	0.090%–0.120%	3/4/15	17,179	17,179
3	Federal Home Loan Bank Discount Notes	0.080%–0.110%	3/6/15	37,660	37,659
3	Federal Home Loan Bank Discount Notes	0.090%–0.118%	3/11/15	46,500	46,498
3	Federal Home Loan Bank Discount Notes	0.090%	3/13/15	14,924	14,924
3	Federal Home Loan Bank Discount Notes	0.080%–0.134%	3/18/15	44,798	44,796
3	Federal Home Loan Bank Discount Notes	0.100%–0.170%	3/20/15	36,900	36,897
3	Federal Home Loan Bank Discount Notes	0.090%–0.110%	3/25/15	13,081	13,080
3	Federal Home Loan Bank Discount Notes	0.085%	3/27/15	2,100	2,100
3	Federal Home Loan Bank Discount Notes	0.085%	3/30/15	4,300	4,300
3	Federal Home Loan Bank Discount Notes	0.075%–0.140%	4/1/15	1,115	1,115
3	Federal Home Loan Bank Discount Notes	0.108%–0.180%	4/6/15	26,703	26,700

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.070%	4/10/15	2,163	2,163
3	Federal Home Loan Bank Discount Notes	0.080%	4/15/15	2,700	2,700
3	Federal Home Loan Bank Discount Notes	0.075%–0.150%	4/17/15	18,330	18,327
3	Federal Home Loan Bank Discount Notes	0.070%	4/20/15	7,700	7,699
3	Federal Home Loan Bank Discount Notes	0.075%	4/27/15	1,600	1,600
3	Federal Home Loan Bank Discount Notes	0.110%–0.140%	5/1/15	35,900	35,892
3	Federal Home Loan Bank Discount Notes	0.075%	5/4/15	3,000	3,000
3	Federal Home Loan Bank Discount Notes	0.125%	5/5/15	20,000	19,995
3	Federal Home Loan Bank Discount Notes	0.070%–0.110%	5/6/15	12,450	12,448
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	5/8/15	22,145	22,142
3	Federal Home Loan Bank Discount Notes	0.080%	5/13/15	14,745	14,743
3	Federal Home Loan Bank Discount Notes	0.075%–0.078%	5/15/15	68,000	67,989
3	Federal Home Loan Bank Discount Notes	0.077%–0.080%	5/20/15	57,600	57,590
3	Federal Home Loan Bank Discount Notes	0.075%–0.150%	5/22/15	28,500	28,495
3	Federal Home Loan Bank Discount Notes	0.150%	5/27/15	12,000	11,996
3	Federal Home Loan Bank Discount Notes	0.100%	6/1/15	725	725
3	Federal Home Loan Bank Discount Notes	0.151%	7/10/15	20,000	19,989
3	Federal Home Loan Bank Discount Notes	0.149%–0.150%	7/17/15	40,000	39,977
3	Federal Home Loan Bank Discount Notes	0.145%	7/22/15	30,000	29,983
3	Federal Home Loan Bank Discount Notes	0.144%	7/24/15	25,000	24,985
3	Federal Home Loan Bank Discount Notes	0.132%	7/31/15	100,000	99,944
3	Federal Home Loan Bank Discount Notes	0.140%	8/5/15	21,400	21,387
[3,4]	Federal Home Loan Banks	0.132%	3/10/15	2,500	2,500
[2,4]	Federal Home Loan Mortgage Corp.	0.161%	6/26/15	110,000	110,012
[2,4]	Federal Home Loan Mortgage Corp.	0.162%	7/16/15	50,000	50,006
[2,4]	Federal Home Loan Mortgage Corp.	0.163%	7/17/15	103,000	103,012
[2,4]	Federal Home Loan Mortgage Corp.	0.152%	10/16/15	52,710	52,717
[2,4]	Federal Home Loan Mortgage Corp.	0.161%	11/25/15	85,000	85,007
[2,4]	Federal Home Loan Mortgage Corp.	0.169%	7/21/16	50,000	49,993
[2,4]	Federal National Mortgage Assn.	0.141%	8/5/15	30,000	29,997
[2,4]	Federal National Mortgage Assn.	0.164%	10/21/15	69,000	69,014
2	Freddie Mac Discount Notes	0.100%	3/2/15	2,157	2,157
2	Freddie Mac Discount Notes	0.115%	3/3/15	5,000	5,000
2	Freddie Mac Discount Notes	0.100%	3/5/15	381	381
2	Freddie Mac Discount Notes	0.080%–0.100%	3/6/15	50,518	50,517
2	Freddie Mac Discount Notes	0.065%–0.100%	3/9/15	29,478	29,477
2	Freddie Mac Discount Notes	0.080%–0.100%	3/11/15	21,300	21,299
2	Freddie Mac Discount Notes	0.090%	3/12/15	10,000	10,000
2	Freddie Mac Discount Notes	0.079%–0.160%	3/16/15	51,577	51,575
2	Freddie Mac Discount Notes	0.080%–0.110%	3/17/15	93,997	93,993
2	Freddie Mac Discount Notes	0.075%–0.120%	3/19/15	35,060	35,058
2	Freddie Mac Discount Notes	0.100%–0.115%	3/25/15	18,568	18,567
2	Freddie Mac Discount Notes	0.120%	3/27/15	1,128	1,128
2	Freddie Mac Discount Notes	0.100%–0.110%	3/30/15	6,210	6,209
2	Freddie Mac Discount Notes	0.080%–0.140%	4/2/15	13,600	13,599
2	Freddie Mac Discount Notes	0.065%–0.105%	4/6/15	6,540	6,539
2	Freddie Mac Discount Notes	0.130%	4/7/15	5,000	4,999
2	Freddie Mac Discount Notes	0.105%	4/8/15	5,299	5,298
2	Freddie Mac Discount Notes	0.090%–0.105%	4/9/15	11,933	11,932
2	Freddie Mac Discount Notes	0.105%–0.165%	4/10/15	16,560	16,558
2	Freddie Mac Discount Notes	0.070%–0.110%	4/23/15	11,600	11,598
2	Freddie Mac Discount Notes	0.070%	4/27/15	1,459	1,459
2	Freddie Mac Discount Notes	0.070%–0.180%	5/5/15	7,635	7,633
2	Freddie Mac Discount Notes	0.180%	5/6/15	3,400	3,399
2	Freddie Mac Discount Notes	0.070%	5/11/15	2,715	2,715

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	Freddie Mac Discount Notes	0.140%	5/14/15	1,700	1,700
2	Freddie Mac Discount Notes	0.070%	5/26/15	7,062	7,061
2	Freddie Mac Discount Notes	0.120%	6/16/15	150	150
	United States Treasury Bill	0.070%	5/21/15	20,000	19,997
	United States Treasury Bill	0.135%	7/2/15	35,000	34,984
	United States Treasury Floating Rate Note	0.065%	1/31/16	7,000	6,998
	United States Treasury Floating Rate Note	0.089%	4/30/16	4,000	4,000
	United States Treasury Floating Rate Note	0.073%	10/31/16	50,000	49,957
	United States Treasury Note/Bond	2.500%	3/31/15	31,241	31,304
	United States Treasury Note/Bond	0.250%	3/31/15	30,000	30,004
	United States Treasury Note/Bond	0.375%	4/15/15	45,000	45,016
	United States Treasury Note/Bond	2.500%	4/30/15	90,000	90,359
	United States Treasury Note/Bond	0.125%	4/30/15	11,032	11,033
	United States Treasury Note/Bond	0.250%	5/15/15	15,000	15,005
	United States Treasury Note/Bond	0.250%	5/31/15	85,000	85,034
	United States Treasury Note/Bond	2.125%	5/31/15	1,246	1,252
	United States Treasury Note/Bond	0.375%	6/15/15	1,699	1,700
	United States Treasury Note/Bond	1.875%	6/30/15	35,000	35,207
	United States Treasury Note/Bond	4.250%	8/15/15	10,192	10,384
Total U.S. Government and Agency Obligations (Cost $2,739,014)					2,739,014
Repurchase Agreements (5.1%)
	Bank of Nova Scotia
	(Dated 2/27/15, Repurchase Value
	$3,000,000, collateralized by
	U.S. Treasury Bill 0.000%, 8/6/15;
	with a value of $3,060,000)	0.060%	3/2/15	3,000	3,000
	Federal Reserve Bank of New York
	(Dated 2/27/15, Repurchase Value
	$144,001,000, collateralized by
	U.S. Treasury Note/Bond 1.750%–
	2.125%, 8/15/21–5/15/22; with a
	value of $144,001,000)	0.050%	3/2/15	144,000	144,000
Total Repurchase Agreements (Cost $147,000)					147,000
Total Investments (99.7%) (Cost $2,886,014)					2,886,014
Other Assets and Liabilities (0.3%)
Other Assets					77,696
Liabilities					(68,499)
					9,197
Net Assets (100%)
Applicable to 2,894,672,699 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,895,211
Net Asset Value Per Share					$1.00

Federal Money Market Fund

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,895,182
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	29
Net Assets	2,895,211

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest	1,494
Total Income	1,494
Expenses
The Vanguard Group—Note B
Investment Advisory Services	40
Management and Administrative	1,332
Marketing and Distribution	239
Custodian Fees	18
Shareholders’ Reports	12
Trustees’ Fees and Expenses	2
Total Expenses	1,643
Expense Reduction—Note B	(298)
Net Expenses	1,345
Net Investment Income	149
Realized Net Gain (Loss) on Investment Securities Sold	4
Net Increase (Decrease) in Net Assets Resulting from Operations	153

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149	331
Realized Net Gain (Loss)	4	18
Net Increase (Decrease) in Net Assets Resulting from Operations	153	349
Distributions
Net Investment Income	(149)	(331)
Realized Capital Gain[1]	—	(206)
Total Distributions	(149)	(537)
Capital Share Transactions (at $1.00 per share)
Issued	150,678	307,101
Issued in Lieu of Cash Distributions	146	528
Redeemed	(363,989)	(720,738)
Net Increase (Decrease) from Capital Share Transactions	(213,165)	(413,109)
Total Increase (Decrease)	(213,161)	(413,297)
Net Assets
Beginning of Period	3,108,372	3,521,669
End of Period	2,895,211	3,108,372
1 Includes fiscal 2014 short-term gain distributions totaling $206,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	Februrary 28,	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0001	.0001	.0002	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0001	.0001	.0002	.0004
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0001)	(.0001)	(.0002)	(.0004)
Distributions from Realized Capital Gains	—	(.0000)[1]	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0001)	(.0001)	(.0002)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.00%	0.02%	0.01%	0.01%	0.02%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,895	$3,108	$3,522	$4,103	$4,794	$6,048
Ratio of Expenses to
Average Net Assets	0.09%[3]	0.09%[3]	0.13%[3]	0.12%[3]	0.19%[3]	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.02%	0.04%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2015, 0.11% for 2014, 0.14% for 2013, 0.16%
for 2012, and 0.20% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

Federal Money Market Fund

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $275,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2015, Vanguard’s expenses were reduced by $298,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2015

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	53 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratio was 0.03%, reflecting a temporary reduction in operating expenses (described in
Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.09%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2004, Through February 28, 2015
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2005	2.29%	1.61%
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.00	0.00

7-day SEC yield (2/28/2015): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	0.01%	1.47%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
United States Treasury Bill	0.028%	3/12/15	878,477	878,469
United States Treasury Bill	0.028%	3/19/15	710,000	709,990
United States Treasury Bill	0.045%–0.055%	3/26/15	664,613	664,588
United States Treasury Bill	0.041%	4/16/15	182,391	182,382
United States Treasury Bill	0.048%	4/23/15	138,000	137,990
United States Treasury Bill	0.028%–0.054%	4/30/15	655,000	654,959
United States Treasury Bill	0.018%	5/7/15	795,000	794,973
United States Treasury Bill	0.026%	5/14/15	929,750	929,700
United States Treasury Bill	0.016%	5/21/15	635,000	634,977
United States Treasury Bill	0.017%–0.018%	5/28/15	740,000	739,970
United States Treasury Bill	0.135%	7/2/15	307,000	306,858
United States Treasury Bill	0.123%	7/9/15	365,000	364,839
United States Treasury Floating Rate Note	0.089%	4/30/16	35,000	34,998
United States Treasury Floating Rate Note	0.090%	7/31/16	150,000	150,000
United States Treasury Floating Rate Note	0.073%	10/31/16	640,000	639,748
United States Treasury Floating Rate Note	0.104%	1/31/17	100,000	99,992
United States Treasury Note/Bond	0.375%	3/15/15	350,000	350,046
United States Treasury Note/Bond	2.500%	3/31/15	370,000	370,747
United States Treasury Note/Bond	0.250%	3/31/15	100,000	100,013
United States Treasury Note/Bond	0.125%	4/30/15	100,955	100,966
United States Treasury Note/Bond	2.500%	4/30/15	95,000	95,384
United States Treasury Note/Bond	4.125%	5/15/15	250,000	252,099
United States Treasury Note/Bond	2.125%	5/31/15	102,000	102,524
United States Treasury Note/Bond	0.375%	6/15/15	550,000	550,471
Total U.S. Government and Agency Obligations (Cost $9,846,683)				9,846,683
Total Investments (99.8%) (Cost $9,846,683)				9,846,683

Admiral Treasury Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (0.2%)
Other Assets	669,538
Liabilities	(654,344)
15,194
Net Assets (100%)
Applicable to 9,858,845,954 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,861,877
Net Asset Value Per Share	$1.00

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	9,846,683
Cash	647,410
Receivables for Investment Securities Sold	3,564
Receivables for Capital Shares Issued	4,180
Other Assets	14,384
Total Assets	10,516,221
Liabilities
Payables for Investment Securities Purchased	649,974
Payables for Capital Shares Redeemed	4,313
Other Liabilities	57
Total Liabilities	654,344
Net Assets	9,861,877

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	9,861,886
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9)
Net Assets	9,861,877

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest	2,103
Total Income	2,103
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative	3,606
Marketing and Distribution	697
Custodian Fees	53
Shareholders’ Reports	17
Trustees’ Fees and Expenses	4
Total Expenses	4,511
Expense Reduction—Note B	(2,909)
Net Expenses	1,602
Net Investment Income	501
Realized Net Gain (Loss) on Investment Securities Sold	28
Net Increase (Decrease) in Net Assets Resulting from Operations	529

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	501	1,096
Realized Net Gain (Loss)	28	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	529	1,042
Distributions
Net Investment Income	(501)	(1,096)
Realized Capital Gain[1]	—	(185)
Total Distributions	(501)	(1,281)
Capital Share Transactions (at $1.00 per share)
Issued	302,541	615,277
Issued in Lieu of Cash Distributions	487	1,248
Redeemed	(805,794)	(1,911,196)
Net Increase (Decrease) from Capital Share Transactions	(502,766)	(1,294,671)
Total Increase (Decrease)	(502,738)	(1,294,910)
Net Assets
Beginning of Period	10,364,615	11,659,525
End of Period	9,861,877	10,364,615
1 Includes fiscal 2014 short-term gain distributions totaling $185,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	Februrary 28,	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0002	.0001	.0002	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0002	.0001	.0002	.0003
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0002)	(.0001)	(.0002)	(.0003)
Distributions from Realized Capital Gains	—	(.0000)[1]	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0002)	(.0001)	(.0002)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.00%	0.01%	0.02%	0.01%	0.02%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,862	$10,365	$11,660	$13,354	$15,314	$18,726
Ratio of Expenses to
Average Net Assets	0.03%[3]	0.05%[3]	0.08%[3]	0.05%[3]	0.11%[3]	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.01%	0.02%	0.03%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2015, 0.09% for 2014, 0.09% for 2013, 0.10%
for 2012, and 0.12% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $934,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s

Admiral Treasury Money Market Fund

capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2015, Vanguard’s expenses were reduced by $2,909,000 (an effective annual rate of 0.06% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2014	2/28/2015	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.05	$0.69
Institutional Shares	1,000.00	1,000.27	0.50
Federal Money Market Fund	$1,000.00	$1,000.05	$0.45
Admiral Treasury Money Market Fund	$1,000.00	$1,000.05	$0.15
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.35	$0.45
Admiral Treasury Money Market Fund	$1,000.00	$1,024.65	$0.15

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.14% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market
Fund, 0.09%; and for the Admiral Treasury Money Market Fund, 0.03%. The annualized six-month expense ratios for the Prime Money Market
Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money
Market Fund, 0.09%.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major League Baseball.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the	Founder
Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.